Revenue - Disaggregation of Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenues	$ 2,173	$ 2,212	$ 1,938
TiO2
Disaggregation of Revenue [Line Items]
Revenues	1,597	1,665	1,431
Color Pigments
Disaggregation of Revenue [Line Items]
Revenues	297	289	248
Functional Additives
Disaggregation of Revenue [Line Items]
Revenues	129	132	111
Timber Treatment
Disaggregation of Revenue [Line Items]
Revenues	150	117	127
Water Treatment (2)
Disaggregation of Revenue [Line Items]
Revenues	0	9	21
Europe
Disaggregation of Revenue [Line Items]
Revenues	944	1,061	910
North America
Disaggregation of Revenue [Line Items]
Revenues	663	551	510
APAC
Disaggregation of Revenue [Line Items]
Revenues	392	423	368
Other
Disaggregation of Revenue [Line Items]
Revenues	174	177	150
Titanium Dioxide
Disaggregation of Revenue [Line Items]
Revenues	1,597	1,665	1,431
Titanium Dioxide | TiO2
Disaggregation of Revenue [Line Items]
Revenues	1,597	1,665	1,431
Titanium Dioxide | Color Pigments
Disaggregation of Revenue [Line Items]
Revenues	0	0	0
Titanium Dioxide | Functional Additives
Disaggregation of Revenue [Line Items]
Revenues	0	0	0
Titanium Dioxide | Timber Treatment
Disaggregation of Revenue [Line Items]
Revenues	0	0	0
Titanium Dioxide | Water Treatment (2)
Disaggregation of Revenue [Line Items]
Revenues	0	0	0
Titanium Dioxide | Europe
Disaggregation of Revenue [Line Items]
Revenues	758	853	728
Titanium Dioxide | North America
Disaggregation of Revenue [Line Items]
Revenues	376	317	282
Titanium Dioxide | APAC
Disaggregation of Revenue [Line Items]
Revenues	306	334	287
Titanium Dioxide | Other
Disaggregation of Revenue [Line Items]
Revenues	157	161	134
Performance Additives
Disaggregation of Revenue [Line Items]
Revenues	576	547	507
Performance Additives | TiO2
Disaggregation of Revenue [Line Items]
Revenues	0	0	0
Performance Additives | Color Pigments
Disaggregation of Revenue [Line Items]
Revenues	297	289	248
Performance Additives | Functional Additives
Disaggregation of Revenue [Line Items]
Revenues	129	132	111
Performance Additives | Timber Treatment
Disaggregation of Revenue [Line Items]
Revenues	150	117	127
Performance Additives | Water Treatment (2)
Disaggregation of Revenue [Line Items]
Revenues	0	9	21
Performance Additives | Europe
Disaggregation of Revenue [Line Items]
Revenues	186	208	182
Performance Additives | North America
Disaggregation of Revenue [Line Items]
Revenues	287	234	228
Performance Additives | APAC
Disaggregation of Revenue [Line Items]
Revenues	86	89	81
Performance Additives | Other
Disaggregation of Revenue [Line Items]
Revenues	$ 17	$ 16	$ 16